Other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Other receivables
Schedule of other receivables
	June 30, 2024	December 31, 2023
	$	$
Sales tax recoverable	82,772	209,550
Interest receivable	393	15,511
Other receivables	3,703	3,703
	86,868	228,764